Long-term debt	3 Months Ended
Mar. 31, 2024
Long-term debt
Long-term debt

8.    Long-term debt

As of March 31, 2024 and December 31, 2023, long-term debt consisted of the following:

Long-term debt

in € THOUS

	March 31,	December 31,
	2024	2023

Schuldschein loans	226,035	228,759
Bonds	6,773,647	6,676,465
Accounts Receivable Facility	301,921	22,857
Other	510,780	519,481
Long-term debt	7,812,383	7,447,562
Less current portion	(795,734)	(487,699)
Long-term debt, less current portion	7,016,649	6,959,863

Accounts Receivable Facility

The Company has an accounts receivable securitization program (Accounts Receivable Facility) with a maximum capacity of $900,000 (€768,049 at the date of execution) and an ending term date of August 11, 2024.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at March 31, 2024 and December 31, 2023:

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	March 31, 2024		March 31, 2024

Accounts Receivable Facility	$900,000	€832,485	$325,000	€300,620

	Maximum amount available (1)		Balance outstanding (2)
	December 31, 2023		December 31, 2023

Accounts Receivable Facility	$900,000	€814,482	$25,000	€22,624

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $28,332 and $28,332 (€26,207 and €25,640) at March 31, 2024 and December 31, 2023, respectively. These letters of credit are not included above as part of the balance outstanding at March 31, 2024 and December 31, 2023. However, the letters reduce available borrowings under the Accounts Receivable Facility.

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of March 31, 2024. On June 2, 2023, the Syndicated Credit Facility was extended an additional year until July 1, 2028, with a maximum available borrowing amount of €1,918,367 in the last year.